Recent Developments (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
Sep. 30, 2012
Subsequent Event [Line Items]
Dividend Withholding Tax Rate	15.00%
Gold Mining Income [Member]
Subsequent Event [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	43.00%
Non Mining Income [Member]
Subsequent Event [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	35.00%
Change in Tax Status [Member]
Subsequent Event [Line Items]
Subsequent Event, Date	Oct. 09, 2012
Subsequent Event, Amount	168
Dividend Withholding Tax Rate	15.00%
Change in Tax Status [Member] | Gold Mining Income [Member]
Subsequent Event [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	34.00%
Change in Tax Status [Member] | Non Mining Income [Member]
Subsequent Event [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	28.00%